Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit1_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED AUGUST 26, 2016 TO THE PROSPECTUS

DATED APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Class G (SSOXX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1)	The first paragraph under “Principal Investment Strategies” on page 1 of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

The U.S. Government Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund’s other cash management needs.

2)	The first paragraph under the section of the Prospectus entitled “Principal Risks” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED AUGUST 26, 2016 TO THE PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED APRIL 29, 2016, AS REVISED AUGUST 19, 2016

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Administration Class (SALXX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1)	The first paragraph under “Principal Investment Strategies” on page 1 of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

The U.S. Government Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund’s other cash management needs.

2)	The first paragraph under the section of the Prospectus and Summary Prospectus entitled “Principal Risks” on page 2 of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Class G | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit1_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED AUGUST 26, 2016 TO THE PROSPECTUS

DATED APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Class G (SSOXX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1)	The first paragraph under “Principal Investment Strategies” on page 1 of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

The U.S. Government Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund’s other cash management needs.

2)	The first paragraph under the section of the Prospectus entitled “Principal Risks” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Administration Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit1_SupplementTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED AUGUST 26, 2016 TO THE PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED APRIL 29, 2016, AS REVISED AUGUST 19, 2016

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Administration Class (SALXX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1)	The first paragraph under “Principal Investment Strategies” on page 1 of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

The U.S. Government Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund’s other cash management needs.

2)	The first paragraph under the section of the Prospectus and Summary Prospectus entitled “Principal Risks” on page 2 of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.